Warrants	12 Months Ended
Dec. 31, 2024
Warrants [Abstract]
WARRANTS
NOTE 12:	WARRANTS

On August 14, 2024, the Company raised through a private placement gross funds amounting to $1,500 thousand by issuing 1,500,000 ADS’s (equal to 150,000,000 ordinary shares) and 1,500,000 warrants to purchase the same amount of ADS’s at an exercise price of NIS 0.1 per share. The warrants shall be exercisable immediately and will expire five years from the issuance date. The number of warrants and their exercise price could be adjusted upon standard anti-dilution protection clauses and subject to a cashless exercise mechanism.

On August 14, 2024, as part of the Social Proxy Transaction, the Company issued the previous owners 2,896,142 warrants to purchase the same amount of ADS’s (equal to 289,614,200 ordinary shares). The warrants may only be exercised upon reaching of certain financial milestones and will expire five years from the issuance date.

IFRS 13 “Fair Value Measurement”, (“IFRS 13”), defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of nonperformance.

IFRS 13 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. IFRS 13 establishes three levels of inputs that may be used to measure fair value.

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -	inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or
Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

If, at inception of a contract, the valuation cannot be supported by observable market data, any gain or loss determined by the valuation methodology is not recognized in the income statement but is deferred on the balance sheet and is commonly known as a ‘day-one gain or loss’. This deferred gain or loss is recognized in the income statement over the life of the contract until substantially all the remaining contractual cash flows can be valued using observable market data at which point any remaining deferred gain or loss is recognized in the income statement. Changes in valuation subsequent to the initial valuation at inception of a contract are recognized immediately in the income statement. As of August 14, 2024 and December 31, 2024, the deferred loss amounted to $1,128 thousands and $1,044 thousands, respectively.

The Company accounted for the warrants issued with a cashless exercise mechanism and exercise price different from Company’s functional currency as a non-current liability according to provisions of IAS 32. The Company measures the warrants at fair value by using a Black-Scholes model.

The warrants are measured in each reporting period. Changes in the fair value are recognized in the Company’s statement of comprehensive income (loss) as financial income or expense, as appropriate. The warrants are classified as level 3, see also Note 4.

The Company used the following assumptions to estimate the warrants issued at the fund-raising:

	December 31, 2024	August 14, 2024

Risk-free interest rate (1)	4.36%	3.67%
Expected volatility (2)	95.95%	98.29%
Expected life (in years) (3)	4.62	5
Dividend yield (4)	0%	0%

The Company used the following assumptions to estimate the warrants issued at the Social Proxy Transaction:

	December 31, 2024	August 14, 2024

Risk-free interest rate (1)	4.2-4.3%	4.1-4.2%
Expected volatility (2)	49.4-57.7%	49.5-57.4%
Expected life (in years) (5)	0.75-3	1-3
Dividend yield (4)	0%	0%

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical share price movements of the Company over a term that is equivalent to the contractual term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

(5)	Expected life - the expected life was based on the assumed milestones achievement date.

In 2024, the Company recorded finance income of $926 thousand in statements of comprehensive loss due to the change in the fair value of the warrants. See also note 4c.

Outstanding warrants:

The table below summarizes the outstanding warrants as of December 31, 2024 -

Number of shares exercisable	Issuance date	Exercise price (per warrant)	Expiration date

150,000,000	August 14, 2024	$1.2	August 14, 2029
289,614,200	August 14, 2024	NIS 0.1	August 14, 2029

439,614,200